INCOME TAX	3 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

21.INCOME TAX

The Company provides for income tax at a tax rate of 26.5% based on tax rates expected to apply at the time of realization. The continuity of income taxes payable is as follows:

Income tax
receivable
Balance at September 30, 2024	$(1,547,686)
Income tax expense	(49,347)
Payments	1,597,033
Income tax recoverable	1,600,000
Balance as of September 30, 2025 and December 31, 2025	$1,600,000

During the year ended September 30, 2025, the Company paid the estimated tax balance of $1,547,686 that was provided for at September 30, 2024 and an additional 49,347 for small adjustments related to fiscal 2024 and booked a non-capital loss carryback to recover the taxes paid related to the previous fiscal year.

As at December 31, 2025, the Company recognized a deferred tax liability of $584,981 (September 30, 2025 - $584,981) in respect primarily of the recognition of deferred tax on unrealized gains on cryptocurrencies. The net deferred tax liabilities, which originated during the year ended September 30, 2025, have not been adjusted in the Interim Statements.